COMMITMENTS AND CONTINGENCIES Schedule of minimum future payments under operating leases for our continuing operations (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Minimum future payments under operating leases
2016	$ 5,224
2017	4,815
2018	3,735
2019	3,099
2020	2,527
Subsequent years	1,978
Total	$ 21,378